Financial Risk Management - Summary of Loss Allowance for Trade and Other Receivables (Detail) - Trade receivables [Member] ¥ in Millions	Dec. 31, 2018 JPY (¥)
Disclosure of provision matrix [line items]
Expected credit loss rate	1.20%
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 38,111
Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 467
Current [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%
Current [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 35,182
Current [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 16
Within six months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.70%
Within six months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 2,386
Within six months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 39
Over six months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	30.40%
Over six months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 176
Over six months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 54
Over twelve months past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	97.50%
Over twelve months past due [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 367
Over twelve months past due [member] | Loss allowance [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 358